Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows From Operating Activities:
Net loss	$ (6,775,419)	$ (5,162,454)	$ (6,701,203)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of intangible assets	737,842	591,321	314,023
Depreciation of leasehold improvements and equipment and right of use assets	995,003	742,030	123,289
Gain on disposal of subsidiaries			(825,153)
Provision for expected credit loss on accounts receivable	128,098	520,555	44,827
Provision for expected credit loss on note receivable	263,992
Provision for expected credit loss on prepaid expenses and other assets	150,000
Share-based compensation	630,000		1,266,890
Non-cash lease costs	148,921	128,266	191,385
Interest income	(1,204,839)
Changes in operating assets and liabilities:
Inventories	615,492	368,954	(385,598)
Accounts receivable	5,806,862	(8,109,852)	(2,625,580)
Prepaid expenses and other assets	(951,484)	(4,782,202)	(80,092)
Operating lease liability	(599,701)	(295,416)	(177,779)
Accounts payable	(4,956,091)	5,564,165	3,689,193
Deferred revenue	492,575	823,874	657,938
Other current liabilities	(2,441,616)	2,457,509	415,288
Amount due from/to related parties	(26,836)	(7,288)	(24,979)
Net Cash used in Operating Activities	(6,987,201)	(7,160,538)	(4,117,551)
Cash Flows From Investing Activities:
Purchase of intangible assets	(596,469)	(890,377)	(853,049)
Purchase of leasehold improvements and equipment	(347,902)	(698,282)	(286,009)
Purchase of a promissory note		(3,000,000)
Net Cash used in Investing Activities	(944,371)	(4,588,659)	(1,139,058)
Cash Flows From Financing Activities
Disposal of subsidiaries			(8,867)
Proceeds from issuance of ordinary shares	5,035,670	15,543,750	300,000
Proceeds from issuance of convertible notes	2,000,000	1,489,200	3,333,200
Proceeds from issuance of SAFE note			750,000
Proceeds from term loan	521,730		1,923,179
Repayment of loan payables	(1,217,823)	(1,503,945)	(945,528)
Net Cash provided by Financing Activities	6,339,577	15,529,005	5,351,984
Effect of Exchange Rate Changes on Cash	346,426	59,576	(80,259)
Net changes in cash	(1,245,569)	3,839,384	15,116
Cash at beginning of the year	5,393,848	1,554,464	1,539,348
Cash at end of the year	4,148,279	5,393,848	1,554,464
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	467,633	294,140	283,521
Cash paid for taxes
Supplemental Disclosure of Non-Cash Financing Activities:
Conversion of convertible notes into ordinary shares	1,300,000		2,920,800
Conversion of SAFE note into ordinary shares			$ 750,000